Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 642	$ 567	$ 1,301	$ 1,120
TiO2
Disaggregation of Revenue [Line Items]
Revenues	486	415	996	829
Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	86	81	165	148
Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	35	35	73	71
Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	35	32	67	63
Water Treatment
Disaggregation of Revenue [Line Items]
Revenues		4		9
Europe
Disaggregation of Revenue [Line Items]
Revenues	288	277	609	545
North America
Disaggregation of Revenue [Line Items]
Revenues	181	144	342	275
Asia
Disaggregation of Revenue [Line Items]
Revenues	122	105	246	211
Other
Disaggregation of Revenue [Line Items]
Revenues	51	41	104	89
Titanium Dioxide
Disaggregation of Revenue [Line Items]
Revenues	486	415	996	829
Titanium Dioxide | TiO2
Disaggregation of Revenue [Line Items]
Revenues	486	415	996	829
Titanium Dioxide | Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Titanium Dioxide | Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Titanium Dioxide | Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Titanium Dioxide | Water Treatment
Disaggregation of Revenue [Line Items]
Revenues		0		0
Titanium Dioxide | Europe
Disaggregation of Revenue [Line Items]
Revenues	236	216	500	430
Titanium Dioxide | North America
Disaggregation of Revenue [Line Items]
Revenues	105	81	201	155
Titanium Dioxide | Asia
Disaggregation of Revenue [Line Items]
Revenues	98	81	200	164
Titanium Dioxide | Other
Disaggregation of Revenue [Line Items]
Revenues	47	37	95	80
Performance Additives
Disaggregation of Revenue [Line Items]
Revenues	156	152	305	291
Performance Additives | TiO2
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Performance Additives | Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	86	81	165	148
Performance Additives | Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	35	35	73	71
Performance Additives | Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	35	32	67	63
Performance Additives | Water Treatment
Disaggregation of Revenue [Line Items]
Revenues		4		9
Performance Additives | Europe
Disaggregation of Revenue [Line Items]
Revenues	52	61	109	115
Performance Additives | North America
Disaggregation of Revenue [Line Items]
Revenues	76	63	141	120
Performance Additives | Asia
Disaggregation of Revenue [Line Items]
Revenues	24	24	46	47
Performance Additives | Other
Disaggregation of Revenue [Line Items]
Revenues	$ 4	$ 4	$ 9	$ 9